Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 126,247	$ 97,467
Allowance for credit losses	(28,631)	(21,862)	$ (23,292)	$ (21,144)
Accounts receivable, net	$ 97,616	$ 75,605